American Century Investments®
Quarterly Portfolio Holdings
Focused Dynamic Growth Fund
October 31, 2021

Focused Dynamic Growth - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 0.4%
Rocket Lab USA, Inc.(1)	760,738	10,688,369
Automobiles — 8.6%
Tesla, Inc.(1)	219,982	245,059,948
Beverages — 4.6%
Boston Beer Co., Inc. (The), Class A(1)	74,266	36,574,519
Constellation Brands, Inc., Class A	429,354	93,088,241
		129,662,760
Biotechnology — 8.4%
Alnylam Pharmaceuticals, Inc.(1)	274,119	43,738,428
Argenx SE, ADR(1)	81,825	24,707,877
Ascendis Pharma A/S, ADR(1)	92,979	14,096,546
Biogen, Inc.(1)	163,896	43,707,785
Blueprint Medicines Corp.(1)	328,557	36,959,377
Regeneron Pharmaceuticals, Inc.(1)	118,475	75,816,892
		239,026,905
Capital Markets — 4.7%
Intercontinental Exchange, Inc.	325,440	45,060,422
S&P Global, Inc.	188,905	89,571,195
		134,631,617
Diversified Consumer Services — 2.2%
Chegg, Inc.(1)	1,055,456	62,736,305
Diversified Financial Services — 0.3%
Khosla Ventures Acquisition Co. II, Class A(1)(2)	816,699	8,354,831
Electronic Equipment, Instruments and Components — 1.7%
Cognex Corp.	560,851	49,124,939
Energy Equipment and Services — 1.3%
Cactus, Inc., Class A	825,916	35,927,346
Entertainment — 4.3%
Netflix, Inc.(1)	145,158	100,204,019
ROBLOX Corp., Class A(1)	263,019	22,098,856
		122,302,875
Equity Real Estate Investment Trusts (REITs) — 1.1%
SBA Communications Corp.	89,871	31,035,152
Health Care Equipment and Supplies — 3.7%
Intuitive Surgical, Inc.(1)	254,331	91,846,554
Silk Road Medical, Inc.(1)	249,571	14,652,313
		106,498,867
Hotels, Restaurants and Leisure — 2.2%
Chipotle Mexican Grill, Inc.(1)	23,761	42,271,532
DraftKings, Inc., Class A(1)(2)	458,242	21,349,495
		63,621,027
Interactive Media and Services — 10.9%
Alphabet, Inc., Class C(1)	62,801	186,230,713
Meta Platforms, Inc., Class A(1)	384,458	124,399,075
		310,629,788
Internet and Direct Marketing Retail — 7.0%
Amazon.com, Inc.(1)	59,488	200,619,116

IT Services — 15.0%
BigCommerce Holdings, Inc.(1)	255,893	11,824,816
Mastercard, Inc., Class A	250,923	84,189,685
Okta, Inc.(1)	462,078	114,216,440
Remitly Global, Inc.(1)	120,532	3,690,690
Square, Inc., Class A(1)	452,906	115,264,577
Visa, Inc., Class A	468,263	99,164,055
		428,350,263
Machinery — 3.9%
FANUC Corp.	208,000	41,105,187
Westinghouse Air Brake Technologies Corp.	775,255	70,338,886
		111,444,073
Professional Services — 0.6%
Verisk Analytics, Inc.	85,884	18,058,829
Semiconductors and Semiconductor Equipment — 2.0%
Monolithic Power Systems, Inc.	110,961	58,305,567
Software — 14.8%
Bill.com Holdings, Inc.(1)	435,071	128,045,746
DocuSign, Inc.(1)	522,379	145,372,852
Paylocity Holding Corp.(1)	116,740	35,622,044
salesforce.com, Inc.(1)	375,687	112,589,637
		421,630,279
Textiles, Apparel and Luxury Goods — 1.5%
NIKE, Inc., Class B	260,849	43,637,429
TOTAL COMMON STOCKS (Cost $1,839,016,091)		2,831,346,285
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $4,452,721), in a joint trading account at 0.01%, dated 10/29/21, due 11/1/21 (Delivery value $4,360,114)		4,360,110
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 2/15/41, valued at $14,826,754), at 0.01%, dated 10/29/21, due 11/1/21 (Delivery value $14,536,012)		14,536,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	581,608	581,608
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,477,718)		19,477,718
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $3,157,350)	3,157,350	3,157,350
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,861,651,159)		2,853,981,353
OTHER ASSETS AND LIABILITIES†		173,160
TOTAL NET ASSETS — 100.0%		$2,854,154,513

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,434,182. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,704,059, which includes securities collateral of $3,546,709.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	2,790,241,098	41,105,187	—
Temporary Cash Investments	581,608	18,896,110	—
Temporary Cash Investments - Securities Lending Collateral	3,157,350	—	—
	2,793,980,056	60,001,297	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.